Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of exceptional items [line items]
Exceptional items gross	$ (4,470)	$ (1,546)	$ (1,060)
Exceptional items tax	(1,327)	241	242
Exceptional items net	(5,797)	(1,305)	(818)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(1,087)	(176)	(1,060)
Exceptional items tax	(71)
Exceptional items net	(1,158)	(176)	(1,060)
Impairment of Energy coal assets [Member]
Disclosure of exceptional items [line items]
Exceptional items gross	(1,523)
Exceptional items tax	(651)
Exceptional items net	(2,174)
Cancellation Of Power Contracts [Member]
Disclosure of exceptional items [line items]
Exceptional items gross		(778)
Exceptional items tax		271
Exceptional items net		(507)
Global taxation matters [member]
Disclosure of exceptional items [line items]
Exceptional items tax			242
Exceptional items net			242
Non-controlling interests [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(34)	(291)
Exceptional items tax	10	90
Exceptional items net	(24)	(201)
Attributable to BHP shareholders [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(4,436)	(1,255)	(1,060)
Exceptional items tax	(1,337)	151	242
Exceptional items net	(5,773)	(1,104)	$ (818)
COVID-19 related costs [Member]
Disclosure of exceptional items [line items]
Exceptional items gross	(546)	(183)
Exceptional items tax	146	53
Exceptional items net	(400)	(130)
Cerro Colorado impairment [Member]
Disclosure of exceptional items [line items]
Exceptional items gross		(409)
Exceptional items tax		(83)
Exceptional items net		$ (492)
Impairment of Potash assets [Member]
Disclosure of exceptional items [line items]
Exceptional items gross	(1,314)
Exceptional items tax	(751)
Exceptional items net	$ (2,065)